UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/9/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: $193,468 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                                  Title        CUSIP     Value    Shares  Invsmnt  Discret  Other   Voting Authority
                                              Of Class                (x1000)            Sole    Shared   Mgrs   Sole  Shared  None

ACE LTD                                          ORD       G0070K103   2,841    49,789                          49,789
Aberdeen Global Income Fund                      COM       003013109     236    18,165                          18,165
Adobe Systems                                    COM       00724F101   1,990    47,720                          47,720
Allergan Inc                                     COM       018490102   2,010    18,138                          18,138
AMBAC Financial Group Inc                        COM       023139108   2,973    34,419                          34,419
Apple Inc                                        COM       037833100   1,967    21,174                          21,174
Bank of America Corp                             COM       060505104     366     7,182                           7,182
Barrick Gold Corp                                COM       067901108   3,631   127,191                         127,191
Berkshire Hathaway In. CL B                      CL B      084670207     870       239                             239
Blackrock Global Floating Rate Inc Trust         COM       091941104     307    16,120                          16,120
Blackrock Limited Duration Inc                 COM SHS     09249W101     203    10,455                          10,455
Bldrs Developed Mkts 100 ADR               DEV MK 100 ADR  09348R201   2,968    99,135                          99,135
Bldrs Emerging Mkts 50 ADR                 EMER MK 50 ADR  09348R300   2,227    56,498                          56,498
Bright Horizons Family Solutions                 COM       109195107   1,930    51,118                          51,118
Cameco Corp                                      COM       13321L108   3,998    97,660                          97,660
Central Europe & Russia Fund                     COM       153436100     926    18,383                          18,383
Cerner Corporation                               COM       156782104   2,279    41,863                          41,863
Chevron Corp                                     COM       166764100     210     2,845                           2,845
Chicago Mercantile Exchange                      CL A      167760107   2,530     4,752                           4,752
Cisco Systems Inc                                COM       17275R102   3,059   119,834                         119,834
ConocoPhillips                                   COM       20825C104   1,682    24,608                          24,608
Corrections Corp of America                    COM NEW     22025Y407   2,080    39,388                          39,388
Covance Inc                                      COM       222816100   2,145    36,155                          36,155
Dolby Laboratories Inc-Cl A                      COM       25659T107   2,422    70,175                          70,175
Eaton Vance Insured Muni II                      COM       27827K109     276    17,123                          17,123
Eaton Vance Insured Muni Bnd                     COM       27827X101     291    18,240                          18,240
Eaton Vance LTD Duration Fund                    COM       27828H105     248    13,469                          13,469
Eaton Vance MA Municipal INC                  SH BEN INT   27826E104     237    15,895                          15,895
Embraer-Empresa Brasileira                  SP ADR COM SHS 29081M102   6,645   144,902                         144,902
Encana Corp                                      COM       292505104   3,867    76,375                          76,375
Expeditors Intl Wash Inc                         COM       302130109   2,794    67,610                          67,610
Exxon Mobil Corp                                 COM       30231G102   4,879    64,662                          64,662
FLIR Systems Inc                                 COM       302445101   2,146    60,172                          60,172
Flowserve Corp                                   COM       34354P105   3,268    57,143                          57,143
Fuel Tech Inc                                    COM       359523107   1,863    75,565                          75,565
Gabelli Dividend & Income Tr                     COM       36242H104     422    19,612                          19,612
General Electric Co                              COM       369604103     876    24,776                          24,776
Genzyme Corp                                     COM       372917104   1,995    33,245                          33,245
Gilead Sciences Inc                              COM       375558103   2,914    38,012                          38,012
Google Inc-CL A                                  CL A      38259P508   5,979    13,051                          13,051
GreenHill & Co Inc                               COM       395259104   2,023    32,957                          32,957
HDFC Bank Ltd ADR                           ADR REPS 3 SHS 40415F101   2,937    45,570                          45,570
Harris Corp                                      COM       413875105   3,626    71,172                          71,172
Hologic Inc                                      COM       436440101   2,010    34,876                          34,876
Home Inns & Hotels Mgmt Inc-ADR              SPONSORED ADR 43713W107     834    22,938                          22,938
ITT Corp                                         COM       450911102   3,901    64,665                          64,665
Imperial Oil LTD                                COM NEW    453038408   2,010    54,145                          54,145
Infosys Technologies-SP ADR                  SPONSORED ADR 456788108   1,949    38,778                          38,778
I-Path DJ AIG Commodity Index
 Total Return                               DJAIG CMDTY 36 06738C778     445     8,766                           8,766
Ishares iBoxx $ Investment Grade
 Corp Bond Fund                             IBOXX INV CPBD 464287242     367     3,418                           3,418
Ishares Lehman Agg Bond Index Fund          LEHMAN AGG BND 464287226     211     2,100                           2,100
Ishares Lehman Tres Inflation Protected     US TIPS BD FD  464287176   1,742    17,241                          17,241
Ishares MSCI EAFE Index Fund                MSCI EAFE IDX  464287465   5,000    65,570                          65,570
Ishares MSCI Emerging Mkt Index             MSCI EMERG MKT 464287234   8,116    69,664                          69,664
Ishares Silver Trust                           ISHARES     46428Q109   2,400    17,973                          17,973
Itron Inc                                        COM       465741106   2,653    40,790                          40,790
JPMorgan Chase & Co                              COM       46625H100     225     4,649                           4,649
Jacobs Engineering Group Inc                     COM       469814107   3,779    81,016                          81,016
Johnson & Johnson                                COM       478160104     202     3,349                           3,349
Manulife Financial Corp                          COM       56501R106     478    13,882                          13,882
Market Vectors Gold Miners                  GOLD MINER ETF 57060U100   6,146   155,325                         155,325
McGraw-Hill Companies Inc                        COM       580645109   3,058    48,631                          48,631
Merck & Co. Inc.                                 COM       589331107     318     7,207                           7,207
Moody's Corp                                     COM       615369105   1,166    18,790                          18,790
NII Holdings Inc CL B                         CL B NEW     62913F201   2,400    32,350                          32,350
Navteq Corp                                      COM       63936L100   2,083    60,388                          60,388
Neuberger Berman Intermediate Muni               COM       64124P101     242    17,680                          17,680
Nokia Corp-Spon ADR                          SPONSORED ADR 654902204   4,627   201,855                         201,855
Nuance Communications Inc                        COM       67020Y100   2,016   131,660                         131,660
Nuveen Div Advantage Muni Fund                   COM       67066V101     178    12,000                          12,000
Nuveen Global Gov't Enhanced Inc                 COM       67073C104     461    22,950                          22,950
Omrix Biopharmaceuticals Inc                     COM       681989109   2,024    52,885                          52,885
PepsiCo Inc                                      COM       713448108   1,844    29,008                          29,008
PIMCO Floating Rate Strat Fund                   COM       72201J104     211    11,000                          11,000
Powershares DB Agriculture Fund            DB AGRICULT FD  73936B408   2,383    94,620                          94,620
Procter & Gamble Co                              COM       742718109     606     9,591                           9,591
Quest Diagnostics                                COM       74834L100   1,961    39,330                          39,330
Respironics Inc                                  COM       761230101   2,304    54,870                          54,870
Ryanair Holdings PLC-SP ADR                 SPONSORED ADR  783513104   2,206    49,247                          49,247
Rydex S&P Equal Weight ETF                 S&P 500 EQ TRD  78355W106     209     4,305                           4,305
Sasol Ltd-Sponsored ADR                     SPONSORED ADR  803866300   2,567    77,670                          77,670
Schering-Plough Corp                             COM       806605101     205     8,025                           8,025
Stericycle Inc                                   COM       858912108   2,519    30,908                          30,908
StreetTracks DJ Wilshire REIT ETF            DJ WIL REIT   86330E604     495     5,476                           5,476
StreetTracks Gold Trust                        GLD SHS     863307104   3,373    51,315                          51,315
StreetTracks Spdr DJ Wilshire
 Int'l Real Estate                         SPDR INTL REAL  863308839     263     3,878                           3,878
Tata Motors Ltd-Spon ADR                    SPONSORED ADR  876568502   2,226   137,319                         137,319
Templeton Dragon Fund Inc                        COM       88018T101   2,338   102,825                         102,825
Templeton Global Income Fund                     COM       880198106     461    47,530                          47,530
Teva Pharmaceutical-SP ADR                       ADR       881624209   1,618    43,230                          43,230
Texas Instruments Inc                            COM       882508104   2,375    78,893                          78,893
Vanguard Extd Market Vipers                EXTEND MKT ETF  922908652     452     4,249                           4,249
Verifone Holdings Inc                            COM       92342Y109   2,011    54,745                          54,745
Walgreen Co                                      COM       931422109     460    10,023                          10,023
WisdomTree Int'l Div Top 100               INTL DV TOP100  97717W786     446     6,671                           6,671
WisdomTree Intl Small Cap DVD Fund         INTL SMCAP DIV  97717W760   1,726    25,330                          25,330
Zoltek                                           COM       98975W104   4,031   115,405                         115,405

                                                                     193,468 4,303,559                       4,303,559
